Schedule of changes in property plant and equipment (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		$ 2,792	$ 5,234
Increases	[1]	253	239
Impairment			(403)
Transfers
Decreases		(5)	(11)
Translation effect			(70)
Reclasification to assets clasified as held for sales			(2,197)
Property, plant and equipment, ending		3,040	2,792
Property, plant and equipment depreciation, beginning			(1,182)	$ (1,727)
Decreases			3
Impairment			85
Depreciation for the year		(199)	(276)
Translation effect			21
Reclasification to assets clasified as held for sales			712
Property, plant and equipment depreciation, ending		(1,381)	(1,182)
Net book value		1,659	1,610
Property, plant and equipement's depreciation from discontinued operations			77
Land [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		14
Increases	[1]
Impairment
Transfers
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		14
Property, plant and equipment depreciation, beginning
Decreases
Impairment
Depreciation for the year
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending
Net book value		14	14
Buildings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		138
Increases	[1]
Impairment
Transfers		2
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		140
Property, plant and equipment depreciation, beginning			(61)
Decreases
Impairment
Depreciation for the year		(7)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(68)
Net book value		72	77
Machinery [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		1,363
Increases	[1]	17
Impairment
Transfers		78
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		1,458
Property, plant and equipment depreciation, beginning			(437)
Decreases
Impairment
Depreciation for the year		(99)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(536)
Net book value		922	926
Wells [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		764
Increases	[1]	11
Impairment
Transfers		96
Decreases		(4)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		867
Property, plant and equipment depreciation, beginning			(460)
Decreases
Impairment
Depreciation for the year		(72)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(532)
Net book value		335	304
Mining property [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		253
Increases	[1]
Impairment
Transfers
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		253
Property, plant and equipment depreciation, beginning			(161)
Decreases
Impairment
Depreciation for the year		(13)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(174)
Net book value		79	92
Vehicles [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		8
Increases	[1]
Impairment
Transfers
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		8
Property, plant and equipment depreciation, beginning			(6)
Decreases
Impairment
Depreciation for the year		(1)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(7)
Net book value		1	2
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		52
Increases	[1]	1
Impairment
Transfers		3
Decreases		(1)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		55
Property, plant and equipment depreciation, beginning			(44)
Decreases
Impairment
Depreciation for the year		(4)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(48)
Net book value		7	8
Communication and network equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		3
Increases	[1]
Impairment
Transfers
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		3
Property, plant and equipment depreciation, beginning			(1)
Decreases
Depreciation for the year
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(1)
Net book value		2	2
Materials And Spare Parts [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		31
Increases	[1]	19
Impairment
Transfers		(20)
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		30
Property, plant and equipment depreciation, beginning			(3)
Decreases
Impairment
Depreciation for the year
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(3)
Net book value		27	28
Petrochemical Industrial Complex [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		17
Increases	[1]
Impairment
Transfers		6
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		23
Property, plant and equipment depreciation, beginning			(9)
Decreases
Impairment
Depreciation for the year		(3)
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending		(12)
Net book value		11	8
Work In Progress [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		133
Increases	[1]	153
Impairment
Transfers		(151)
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		135
Property, plant and equipment depreciation, beginning
Decreases
Impairment
Depreciation for the year
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending
Net book value		135	133
Advances To Suppliers [Member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		14
Increases	[1]	52
Impairment
Transfers		(14)
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		52
Property, plant and equipment depreciation, beginning
Decreases
Impairment
Depreciation for the year
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending
Net book value		52	14
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Property, plant and equipment, beginning		2
Increases	[1]
Impairment
Transfers
Decreases
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment, ending		2
Property, plant and equipment depreciation, beginning
Decreases
Impairment
Depreciation for the year
Translation effect
Reclasification to assets clasified as held for sales
Property, plant and equipment depreciation, ending
Net book value		$ 2	$ 2

[1]	Includes US$ 10 million corresponding to capitalized financial costs for 2020. There are no capitalized financial costs in the fiscal year ended December 31, 2021.